Subsequent Events - Additional Information (Detail)			12 Months Ended
	Mar. 09, 2021 $ / shares	Feb. 28, 2021 USD ($) ft²	Dec. 31, 2020 $ / shares	Sep. 30, 2016 ft²
Subsequent Event [Line Items]
Number of square foot of facility leased | ft²				24,250
Shares Issued, Price Per Share			$ 0.0001
NantCell Common Stock
Subsequent Event [Line Items]
Shares Issued, Price Per Share	$ 0.001
Stockholders' equity note, Stock split exchange ratio	0.819%
Company Common Stock
Subsequent Event [Line Items]
Shares Issued, Price Per Share	$ 0.0001
Promissory Note
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument Advance Amount | $		$ 40
Nash, LLC
Subsequent Event [Line Items]
Period of agreement			The lease runs from January 2021 through December 2027
Base rent - monthly | $		$ 20,300
Percentage of annual increase of base rent		3.00%
Lease agreement extended lease period		Dec. 31, 2030
Optional extended lease term		3 years
Nash, LLC | El Segundo California
Subsequent Event [Line Items]
Number of square foot of facility leased | ft²		6,883